Subsequent Events (Details) - Forecast [Member] $ / shares in Units, $ in Thousands	1 Months Ended
Aug. 23, 2023 USD ($) $ / shares shares
Subsequent Events (Details) [Line Items]
Ordinary shares, issued | shares	33,500
Gross proceeds | $	$ 33,500
Exercise price per share | $ / shares	$ 6.5
Aggregate ordinary shares | shares	999,648
Directors exercise price per share | $ / shares	$ 6.39